UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21897

The Roxbury Funds

(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200

Minnetonka, MN 55343

(Address of principal executive offices) (Zip code)

Jon Foust

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

Minnetonka, MN 55343

(Name and address of agent for service)

Copy to:

Ellen Drought, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, WI 53202-3590

Registrant’s telephone number, including area code:  (952) 230-6140

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2015

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

DECEMBER 31, 2015

Hood River Small-Cap Growth Fund

Mar Vista Strategic Growth Fund

(Unaudited)

Telephone: (800) 497-2960

www.RoxburyFunds.com

THE ROXBURY FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS

Dear Shareholders,

Stocks around the globe experienced a rollercoaster ride during the last six months of 2015. After a sharp correction in the third quarter, stocks rebounded strongly during the fourth quarter of 2015, largely erasing the declines from the China-induced summer swoon. Beneath the surface of positive returns in the fourth quarter, the market demonstrated an increased level of volatility. The quarter will be mostly remembered for the Federal Reserve ending the seven year experiment with 0% target interest rates. Despite moribund commodity prices and weak manufacturing growth, the U.S. central bank determined the strength in jobs, housing and services warranted a shift in interest rate policy. The macroeconomic outlook is further clouded by conflicting global central bank policies and their impact on currencies, commodity prices and emerging market capital flows.

Globally coordinated money printing helped absorb the big punches thrown at the markets over the last few years but we are now in a decidedly different fight. With the Fed lifting rates from their seven year floor, the impact of desynchronized monetary policies on exchange rates, commodity prices and capital flows while regions like China, Brazil, the Middle East and Russia are facing crises is especially worrisome. Data over the last few weeks showing decelerating growth in China, a devaluation of its currency, weaker U.S. industrial production and a historic collapse in oil prices has staggered the markets. Those investors and businesses that had relied on the artificial defenses of an accommodative Fed to deftly bob and weave are, for now, left standing with their gloves by their side.

The Hood River Small-Cap Growth Fund returned -6.71% over the first six months of the fiscal year. That compares to -9.31% for the Russell 2000® Growth Index and a -9.38% return for the average small-cap growth fund in the Morningstar universe. For the most recent quarter, a majority of the Fund’s return came from strong stock selection, with a slight negative impact from sector allocation primarily due to our below-index allocation to healthcare. Our strongest stock selection occurred in industrials and telecommunications, while our weaker sectors included healthcare and consumer staples. For a more detailed review of our Small-Cap Growth Fund’s performance and commentary, please review the Hood River team’s thoughts on page 4.

The Mar Vista Strategic Growth Fund gained 0.41% over the first six months of the fiscal year. That compares with a gain of 1.64% for the Russell 1000® Growth Index, a gain of 0.15% for the S&P 500® Index and a -0.45% return for the average large-cap growth fund in the Morningstar universe. Our stock selection in healthcare contributed positively to relative performance while our investments in industrials and materials hindered short-term results. Over the last twelve months, a very narrow group of large-cap stocks drove positive returns for the S&P 500® Index and Russell 1000® Index but nowhere was the impact felt more than in the Russell 1000® Growth Index. An elite clique of only 11 growth stocks, accounting for 25% of the Russell 1000® Growth Index’s weight, appreciated 20% while the remaining 75% of the benchmark, or 632 stocks, were flat. Put differently, those eleven large-cap growth stocks accounted for 350% of the benchmark’s return. For a more in depth review of the Mar Vista team’s thoughts and commentaries please see page 10.

As always we appreciate the trust you have placed with us as stewards of your capital. We remain committed to our shareholders and welcome the opportunity to discuss our Funds with you.

Sincerely,

Jon R. Foust

President

The Roxbury Funds

The above comments reflect general views regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. Performance information current to the most recent month-end is available by calling (800) 497-2960.

Jon R. Foust

President, The Roxbury Funds

SMALL-CAP GROWTH

INVESTMENT REVIEW

How did the Fund perform during the semi-annual period ending December 31, 2015?

During the six month period ending December 31, 2015, the Hood River Small-Cap Growth Fund achieved a total return of -6.71%. This compares to a return of -9.31% for the Russell 2000® Growth Index during the same period.

What key factors were responsible for the Funds’ performance during the reporting period?

While we were pleased to outperform our benchmark for the six months ending December 31, 2015, the period was generally mediocre for most equity markets, and U.S. small cap growth was no exception as the Russell 2000® Growth Index lost 9.3% during the period. The Fund’s outperformance versus the index for the reporting period was driven by our bottom-up research, with stock selection adding roughly 226 basis points of outperformance. Our sector allocation weights added roughly 85 basis points to performance during the period.

Which equity market sectors most significantly affected Fund performance?

During the six months ending December 31, 2015, the Small- Cap Growth Fund was positively impacted by performance and stock selection in industrials, healthcare and materials, coupled with an underweight in energy. Consumer discretionary, technology and consumer staples detracted from returns during the period.

What are you expecting from the equity markets over the upcoming year?

The markets have clearly gotten off to a rough start in 2016, driven by investor concerns regarding slowing global economic growth, in particular in China, commodities declining, and widening credit spreads. Despite that, we believe that the companies in our portfolio are generally seeing growing demand and positive business trends. In fact, because smaller companies tend to have less of their revenues tied to foreign markets, the stocks in our portfolio should be relatively sheltered from the negative effects of a stronger dollar. At Hood River Capital we are bottom-up stock pickers and we don’t pretend to be able to forecast the direction of the equity markets, but with that said, we are increasingly pleased with the opportunities we are finding following the early-2016 sell-off.

Very truly yours,

Robert C. Marvin, CFA Portfolio Manager	Brian P. Smoluch, CFA Portfolio Manager

David G. Swank, CFA Portfolio Manager

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. Performance information current to the most recent month-end is available by calling (800) 497-2960.

In addition to historical information, this report contains forward-looking statements which may concern, among other things, the domestic and foreign markets, economic trends and government regulations and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual developments in the future and their impact on the Fund could be materially different than those that are projected or implied.

Portfolio composition is subject to change.

HOOD RIVER SMALL-CAP GROWTH FUND

The following tables are for the period ended December 31, 2015:

Top Ten Holdings (Unaudited)	% of Portfolio
Diplomat Pharmacy, Inc.	3.9%
VCA, Inc.	3.1%
JinkoSolar Holding Co., Ltd., ADR	3.1%
Imperva, Inc.	2.5%
comScore, Inc.	2.4%
Heartland Payment Systems, Inc.	2.2%
2U, Inc.	2.1%
SolarCity Corp.	2.1%
Charles River Laboratories International, Inc.	2.1%
US Concrete, Inc.	2.0%

Sector Breakdown (Unaudited)	% of Portfolio
Information Technology	31.4%
Health Care	20.8%
Industrials	19.4%
Consumer Discretionary	14.6%
Financials	3.9%
Telecommunication Services	2.8%
Materials	2.0%
Consumer Staples	1.7%
Utilities	0.7%
Short-Term Investments	2.7%
TOTAL	100.0%

Portfolio Statistics (Unaudited)
Number of Holdings	86
Market Cap (wtd. avg, mil)	$2,121	m
Price/Book Value (wtd. Avg.)	5.2	x
Price/Earnings (wtd. Avg.)	22.7	x
Beta	0.94
Standard Deviation	16.98
Portfolio Turnover	100%

QUARTERLY PORTFOLIO HOLDINGS (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available electronically on the SEC’s website at www.sec.gov. Hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

Portfolio holdings are subject to change at any time.

SMALL-CAP GROWTH

Hood River Small-Cap Growth Fund — Institutional Shares

The following table compares the performance of the Hood River Small-Cap Growth Fund and the Russell 2000® Growth Index for the period ended December 31, 2015.

Returns For the Period Ended December 31, 2015
	Six Months Total Return[1]	Average Annual Total Returns
		1 Year	5 Years	10 Years	Since Inception[2]
Hood River Small-Cap Growth Fund Institutional Shares	- 6.71%	0.80%	12.93%	8.16%	11.73%
Russell 2000® Growth Index[3]	- 9.31%	- 1.38%	10.67%	7.95%	10.82%

Fund Expense Ratios4: Institutional Shares: Gross 1.49%, Net 1.10%.

*	Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

Shareholders should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information about the Fund. For a copy of the prospectus, call (800) 497-2960. Please read carefully before investing.

[1]	Not annualized

[2]	The Institutional Shares commenced operations on January 2, 2003.

[3]

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

[4]

The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2015 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross expenses do not reflect the effect of a contractual fee waiver.

HOOD RIVER SMALL-CAP GROWTH FUND

Hood River Small-Cap Growth Fund — Investor Shares

The following table compares the performance of the Hood River Small-Cap Growth Fund and the Russell 2000® Growth Index for the period ended December 31, 2015.

Returns For the Period Ended December 31, 2015
Since Inception[1,2]
Hood River Small-Cap Growth Fund Investor Shares	- 6.10%
Russell 2000® Growth Index[3]	- 8.77%

Fund Expense Ratios4: Investor Shares: Gross 1.74%, Net 1.35%.

*	Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

Shareholders should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information about the Fund. For a copy of the prospectus, call (800) 497-2960. Please read carefully before investing.

[1]	Not annualized

[2]	The Investor Shares commenced operations on July 7, 2015.

[3]

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

[4]

The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2015 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross expenses do not reflect the effect of a contractual fee waiver.

SMALL-CAP GROWTH

SCHEDULE OF INVESTMENTS DECEMBER 31, 2015 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK – 97.4%
CONSUMER DISCRETIONARY – 14.6%
Diversified Consumer Services – 2.9%
2U, Inc.*	94,686	$2,649,314
Grand Canyon Education, Inc.*	23,722	951,727

		3,601,041

Hotels, Restaurants & Leisure – 2.8%
Diamond Resorts International, Inc.*	63,931	1,630,880
Papa Murphy’s Holdings, Inc.*	55,089	620,302
Wendy’s Co.	118,501	1,276,256

		3,527,438

Leisure Equipment & Products – 2.0%
MCBC Holdings, Inc.*	44,526	610,006
Smith & Wesson Holding Corp.*	85,114	1,870,806

		2,480,812

Specialty Retail – 6.9%
Aaron’s, Inc.	5,604	125,474
Cabela’s, Inc.*	17,163	802,027
Duluth Holdings, Inc.*	19,330	282,025
Francesca’s Holdings Corp.*	92,841	1,616,362
Genesco, Inc.*	22,213	1,262,365
Hibbett Sports, Inc.*	21,310	644,414
Lithia Motors, Inc. - Class A	20,259	2,161,028
MarineMax, Inc.*	55,357	1,019,676
Murphy USA, Inc.*	11,506	698,874

		8,612,245

TOTAL CONSUMER DISCRETIONARY		18,221,536

CONSUMER STAPLES – 1.7%
Food & Staples Retailing – 1.7%
Smart & Final Stores, Inc.*	50,323	916,382
United Natural Foods, Inc.*	30,998	1,220,081

TOTAL CONSUMER STAPLES		2,136,463

FINANCIALS – 3.9%
Commercial Banks – 3.9%
Bank of The Ozarks, Inc.	36,399	1,800,295
Equity Bancshares, Inc. - Class A*	25,619	599,228
First Interstate BancSystem Inc. - Class A	43,012	1,250,359
Umpqua Holdings Corp.	1	11
Webster Financial Corp.	33,926	1,261,708

TOTAL FINANCIALS		4,911,601

HEALTH CARE – 20.8%
Health Care Equipment & Supplies – 4.7%
ConforMIS, Inc.*	71,146	1,230,114
Cynosure Inc. - Class A*	15,105	674,740
Greatbatch, Inc.*	28,420	1,492,050
Integra LifeSciences Holdings Corp.*	22,696	1,538,335
Tandem Diabetes Care, Inc.*	79,012	933,132

		5,868,371

	Shares	Value (Note 2)
COMMON STOCK – continued
Health Care Providers & Services – 9.8%
Amsurg Corp.*	26,962	$2,049,112
Diplomat Pharmacy, Inc.*	141,573	4,844,628
INC Research Holdings, Inc. - Class A*	30,889	1,498,425
VCA, Inc.*	71,039	3,907,145

		12,299,310

Life Sciences Tools & Services – 6.3%
AMN Healthcare Services, Inc.*	59,679	1,853,033
Anacor Pharmaceuticals, Inc.*	6,110	690,247
Charles River Laboratories International, Inc.*	32,182	2,587,111
Dyax Corp.*	26,407	993,431
Novavax, Inc.*	60,302	505,934
PRA Health Sciences, Inc.*	26,878	1,216,767

		7,846,523

TOTAL HEALTH CARE		26,014,204

INDUSTRIALS – 19.5%
Aerospace & Defense – 1.5%
Hexcel Corp.	39,574	1,838,212

Air Freight & Logistics – 0.1%
Radiant Logistics, Inc.*	43,450	149,034

Building Product – 1.2%
PGT, Inc.*	134,577	1,532,832

Commercial Services & Supplies – 2.7%
James River Group Holdings Ltd.	53,319	1,788,319
KAR Auction Services, Inc.	43,404	1,607,250

		3,395,569

Construction & Engineering – 1.5%
MasTec, Inc.*	108,758	1,890,214

Electrical Equipment – 2.1%
SolarCity Corp.*	50,726	2,588,041

Professional Services – 7.8%
Barrett Business Services, Inc.	55,457	2,414,598
Huron Consulting Group, Inc.*	8,063	478,942
Korn/Ferry International	56,254	1,866,508
Navigant Consulting, Inc.*	58,791	944,183
On Assignment, Inc.*	52,289	2,350,391
Resources Connection, Inc.	102,204	1,670,013

		9,724,635

Road & Rail – 2.6%
Genesee & Wyoming, Inc. - Class A*	14,240	764,546
Old Dominion Freight Line, Inc.*	26,503	1,565,532
Swift Transportation Co.*	66,672	921,407

		3,251,485

TOTAL INDUSTRIALS		24,370,022

The accompanying notes are an integral part of the financial statements.

HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2015  (Unaudited) continued

	Shares	Value (Note 2)
COMMON STOCK – continued
INFORMATION TECHNOLOGY – 31.4%
Communications Equipment – 2.2%
Applied Optoelectronics, Inc.*	71,999	$1,235,503
Oclaro, Inc.*	440,795	1,533,967

		2,769,470

Internet Software & Services – 3.1%
comScore, Inc.*	74,405	3,061,766
CoStar Group, Inc.*	4,323	893,521

		3,955,287

IT Services – 7.3%
Euronet Worldwide, Inc.*	12,093	875,896
ExlService Holdings, Inc.*	46,728	2,099,489
Heartland Payment Systems, Inc.	29,191	2,767,891
MAXIMUS, Inc.	41,843	2,353,669
Travelport Worldwide Ltd.	81,162	1,046,990

		9,143,935

Semiconductors & Semiconductor Equipment – 11.4%
Axcelis Technologies, Inc.*	318,211	824,166
Canadian Solar, Inc.*	35,928	1,040,475
Fabrinet*	85,858	2,045,138
First Solar, Inc.*	4,159	274,452
Integrated Device Technology, Inc.*	54,778	1,443,400
JinkoSolar Holding Co., Ltd., ADR*	139,204	3,851,775
Mattson Technology, Inc.*	157,164	554,789
Microsemi Corp.*	35,394	1,153,490
Tessera Technologies, Inc.	32,690	981,027
Tower Semiconductor Ltd.*	92,116	1,295,151
Ultratech, Inc.*	38,400	761,088

		14,224,951

Software – 7.4%
Apigee Corp.*	65,445	525,523
Callidus Software, Inc.*	102,081	1,895,644
Five9, Inc.*	37,423	325,580
Imperva, Inc.*	48,927	3,097,568
Lumentum Holdings, Inc.*	63,371	1,395,429
Proofpoint, Inc.*	30,509	1,983,390

		9,223,134

TOTAL INFORMATION TECHNOLOGY		39,316,777

MATERIALS – 2.0%
Construction Materials – 2.0%
US Concrete, Inc.*	46,706	2,459,538

TOTAL MATERIALS		2,459,538

TELECOMMUNICATION SERVICES – 2.8%
Diversified Telecommunication Services – 2.8%
Cogent Communications Holdings, Inc.	29,231	1,014,023
inContact, Inc.*	209,886	2,002,312
magicJack VocalTec Ltd.*	56,306	532,092

TOTAL TELECOMMUNICATION SERVICES		3,548,427

	Shares	Value (Note 2)
COMMON STOCK – continued
UTILITIES – 0.7%
Gas Utilities – 0.7%
TerraForm Power, Inc. - Class A	68,938	$867,240

TOTAL UTILITIES		867,240

TOTAL COMMON STOCK (COST $111,500,280)		121,845,808

SHORT-TERM INVESTMENT – 2.7%
Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.29%**	3,437,998	3,437,998

TOTAL SHORT-TERM INVESTMENT (COST $3,437,998)		3,437,998

TOTAL INVESTMENTS (COST $114,938,278)† - 100.1%		125,283,806

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(129,983)

NET ASSETS - 100.0%		$125,153,823

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of December 31, 2015.
†	The cost for Federal income tax purposes is $114,938,278. At December 31, 2015, net unrealized appreciation was $10,345,528. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $13,368,435, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,022,907.

The accompanying notes are an integral part of the financial statements.

STRATEGIC GROWTH

INVESTMENT REVIEW

How did the Fund perform during the semi-annual period ending December 31, 2015?

The Mar Vista Strategic Growth Fund was up 0.41% for the six months ending December 31, 2015 compared to 1.64% for the Fund’s benchmark the Russell 1000® Growth Index for the same period.

What key factors were responsible for the Funds’ performance during the reporting period?

Equities struggled during August and September but rebounded in the fourth quarter, largely erasing the declines from the China-induced summer swoon. The Federal Reserve ended its seven year experiment with 0% target interest rates but the macroeconomic outlook remains clouded by conflicting global central bank policies and their impact on currencies, commodity prices and emerging market capital flows. Alphabet (Google) (+46%), Amazon.com (+46%), Visa (+16%), Adobe (+16%) and Markel (+10%) contributed the most to absolute performance during the period, while B/E Aerospace (-22%), Advance Auto Parts (-21%), Schlumberger (-18%), Apple (-15%) and Liberty Global (-14%), detracted from results.

Which equity market sectors most significantly affected Fund performance?

During the six months ended December 31, 2015, the Strategic Growth Fund was positively impacted by performance and stock selection in healthcare and financials. Our investments in industrials and energy detracted from results during the period as manufacturing entered into a recession and oil prices continued to plunge.

What are you expecting from the equity markets over the upcoming year?

The recent market appreciation reduced our portfolio’s average discount to intrinsic value to 16% which is below the 20-35% historical averages. As a result, we expect future returns to be primarily influenced by the compounding growth rates of our portfolio companies which range from 7% to 20% in a normal economic environment and less from stock price convergence with intrinsic value.

Sincerely,

Silas A. Myers Portfolio Manager	Brian L. Massey Portfolio Manager

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. Performance information current to the most recent month-end is available by calling (800) 497-2960.

In addition to historical information, this report contains forward-looking statements which may concern, among other things, the domestic and foreign markets, economic trends and government regulations and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual developments in the future and their impact on the Fund could be materially different than those that are projected or implied.

Portfolio composition is subject to change.

MAR VISTA STRATEGIC GROWTH FUND

The following tables are for the period ended December 31, 2015:

Top Ten Holdings (Unaudited)	% of Portfolio
American Tower Corp.	5.0%
Berkshire Hathaway, Inc. - Class B	5.0%
Allergan PLC	4.7%
TJX Cos, Inc. (The)	4.0%
Markel Corp.	3.9%
PepsiCo, Inc.	3.8%
Mettler-Toledo International, Inc	3.7%
Honeywell International, Inc.	3.6%
Alphabet, Inc.	3.5%
TransDigm Group, Inc.	3.5%

Sector Breakdown (Unaudited)	% of Portfolio
Information Technology	15.9%
Financials	15.3%
Industrials	14.2%
Health Care	12.7%
Consumer Discretionary	12.5%
Consumer Staples	10.3%
Energy	5.5%
Materials	4.4%
Short-Term Investments	9.2%
TOTAL	100.0%

Portfolio Statistics (Unaudited)
Number of Holdings	35
Market Cap (wtd. avg, bil)	$117.8	b
Price/Book Value (wtd. Avg.)	7.0	x
Price/Earnings (wtd. Avg.)	23.9	x
Beta	0.88
Standard Deviation	9.56
Portfolio Turnover	20%

QUARTERLY PORTFOLIO HOLDINGS (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available electronically on the SEC’s website at www.sec.gov. Hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

Portfolio holdings are subject to change at any time.

STRATEGIC GROWTH

The following table compares the performance of the Mar Vista Strategic Growth Fund and the Russell 1000® Growth Index for the period ended December 31, 2015.

Returns For the Period Ended December 31, 2015
	Six Months Total Returns[1]	Average Annual Total Return
		1 Year	3 Years	Since Inception[2]
Mar Vista Strategic Growth Fund Institutional Shares	0.41%	2.82%	15.74%	15.17%
Russell 1000® Growth Index[3]	1.64%	5.67%	16.83%	15.63%

Fund Expense Ratios4: Institutional Shares: Gross 2.24%, Net 0.91%.

*	Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Shareholders should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information about the Fund. For a copy of the prospectus, call (800) 497-2960. Please read carefully before investing.

[1]	Not annualized

[2]	The Institutional Shares commenced operations on November 1, 2011.

[3]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

[4]

The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2015 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver through November 1, 2020. Gross expenses do not reflect the effect of a contractual fee waiver.

MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2015 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK – 90.8%
CONSUMER DISCRETIONARY – 12.5%
Hotels, Restaurants & Leisure – 1.4%
Starbucks Corp.	5,289	$317,499

Internet & Catalog Retail – 1.0%
Amazon.com, Inc.*	344	232,506

Media – 3.1%
Liberty Global PLC - Class C*	10,365	422,581
Liberty Global PLC LiLAC - Class C*	6,264	269,352

		691,933

Specialty Retail – 7.0%
Advance Auto Parts, Inc.	2,245	337,895
O’Reilly Automotive, Inc.*	1,255	318,042
TJX Cos, Inc. (The)	12,815	908,712

		1,564,649

TOTAL CONSUMER DISCRETIONARY		2,806,587

CONSUMER STAPLES – 10.3%
Beverages – 3.8%
PepsiCo, Inc.	8,538	853,117

Food Products – 6.5%
Mondelez International, Inc. - Class A	16,040	719,234
Unilever NV	17,073	739,602

		1,458,836

TOTAL CONSUMER STAPLES		2,311,953

ENERGY – 5.5%
Energy, Equipment & Services – 5.5%
Core Laboratories NV	5,701	619,927
Schlumberger Ltd.	8,969	625,588

TOTAL ENERGY		1,245,515

FINANCIALS – 15.3%
Commercial Bank – 1.5%
US Bancorp/MN	7,829	334,063

Diversified Financial Services – 5.0%
Berkshire Hathaway, Inc. - Class B*	8,465	1,117,719

Insurance – 3.8%
Markel Corp.*	980	865,683

Real Estate Investment Trusts – 5.0%
American Tower Corp.	11,657	1,130,146

TOTAL FINANCIALS		3,447,611

HEALTH CARE – 12.7%
Health Care Equipment & Supplies – 1.7%
St Jude Medical, Inc.	6,238	385,321

Life Sciences Tools & Services – 3.7%
Mettler-Toledo International, Inc.*	2,438	826,799

Pharmaceuticals – 7.3%
Allergan PLC*	3,390	1,059,293
Johnson & Johnson	5,671	582,525

		1,641,818

TOTAL HEALTH CARE		2,853,938

	Shares	Value (Note 2)
COMMON STOCK – continued
INDUSTRIALS – 14.2%
Aerospace & Defense – 10.2%
B/E Aerospace, Inc.	8,645	$366,289
Honeywell International, Inc.	7,791	806,914
Precision Castparts Corp.	1,408	326,670
TransDigm Group, Inc.*	3,452	788,609

		2,288,482

Electrical Equipment – 2.0%
Sensata Technologies Holding NV*	9,678	445,769

Road & Rail – 2.0%
Kansas City Southern	5,986	446,975

TOTAL INDUSTRIALS		3,181,226

INFORMATION TECHNOLOGY – 15.9%
IT Services – 2.1%
Visa, Inc. - Class A	6,064	470,263

Software – 10.5%
Adobe Systems, Inc.*	5,038	473,270
Alphabet, Inc. - Class C*	1,050	796,824
Intuit, Inc.	6,010	579,965
Oracle Corp.	13,984	510,836

		2,360,895

Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	7,066	743,767

TOTAL INFORMATION TECHNOLOGY		3,574,925

MATERIALS – 4.4%
Chemicals – 4.4%
Ecolab, Inc.	5,893	674,041
Praxair, Inc.	3,003	307,507

TOTAL MATERIALS		981,548

TOTAL COMMON STOCK (COST $17,407,572)		20,403,303

SHORT-TERM INVESTMENT – 9.2%
Blackrock Liquidity Funds TempFund Portfolio Institutional Class, 0.29%**	2,058,562	2,058,562

TOTAL SHORT-TERM INVESTMENT (COST $2,058,562)		2,058,562

TOTAL INVESTMENTS (COST $19,466,134)† - 100.0%		22,461,865

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(2,861)

NET ASSETS - 100.0%		$22,459,004

*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of December 31, 2015.
†	The cost for Federal income tax purposes is $19,466,134. At December 31, 2015, net unrealized appreciation was $2,995,731. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,440,414 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $444,683.

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (Unaudited)

	Small-Cap Growth Fund	Strategic Growth Fund
Assets:
Investments in securities, at value*	$125,283,806	$22,461,865
Receivable for Fund shares sold	293,354	17,272
Receivables for investments sold	5,901,076	40,590
Dividends and interest receivable	18,347	28,372
Other assets	53,612	18,096

Total assets	131,550,195	22,566,195

Liabilities:
Due to Custodian	19,632	40,590
Payable for Fund shares redeemed	2,123,814	9,473
Payable for investments purchased	4,110,607	15,522
Accrued advisory fee	82,192	3,770
Other accrued expenses	60,127	37,836

Total liabilities	6,396,372	107,191

Net Assets	$125,153,823	$22,459,004

Net Assets consist of:
Par value	$42,432	$15,029
Paid-in capital	117,085,182	19,320,011
Accumulated net investment income/(loss)	(560,321)	792
Accumulated net realized gain/(loss) on investments	(1,758,998)	127,441
Net unrealized appreciation of investments	10,345,528	2,995,731

Net Assets	$125,153,823	$22,459,004

Net assets by share class:
Institutional Shares	$125,146,941	$22,459,004

Investor Shares	$6,882	$—

Shares of beneficial interest outstanding:
($0.01 par value, unlimited authorized shares):
Institutional Shares	4,242,949	1,502,898
Investor Shares	234	—
Per Share:
Institutional Shares (net asset value, offering and redemption price**)	$29.50	$14.94

Investor Shares (net asset value, offering and redemption price**)	$29.46	$—

* Investments at cost	$114,938,278	$19,466,134

** Redemption price will vary based on length of time shares are held. See Note 6.

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2015 (Unaudited)

	Small-Cap Growth Fund	Strategic Growth Fund
Investment Income:
Dividends	$314,276	$116,754
Foreign tax withheld	—	(1,722)

Total investment income	314,276	115,032

Expenses:
Advisory fees (Note 3)	533,374	81,726
Administration and accounting fees	81,465	31,202
Transfer agent fees	19,443	13,399
Legal fees	25,628	26,210
Insurance expense	14,164	5,521
Registration fees	17,058	8,558
Custody fees	10,462	4,746
Trustees’ and Officers’ fees	10,808	10,808
Reports to shareholders	8,949	8,839
Audit fees	9,301	9,301

Total expenses before fee waivers and expense reimbursements	730,652	200,310

Advisory fees waived/expenses reimbursed (Note 3)	(149,265)	(102,315)

Total expenses, net	581,387	97,995

Net investment income/(loss)	(267,111)	17,037

Net realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on investments	(498,174)	280,803
Net change in unrealized depreciation on investments	(5,650,173)	(229,503)

Net gain/(loss) on investments	(6,148,347)	51,300

Net increase/(decrease) in net assets resulting from operations	$(6,415,458)	$68,337

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Growth Fund		Strategic Growth Fund
	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Increase/(Decrease) in Net Assets:
Operations:
Net investment gain/(loss)	$(267,111)	$(658,710)	$17,037	$29,522
Net realized gain/(loss) on investments	(498,174)	13,665,747	280,803	1,113,325
Net change in unrealized appreciation/(depreciation) on investments	(5,650,173)	(3,364,334)	(229,503)	77,734

Net increase/(decrease) in net assets resulting from operations	(6,415,458)	9,642,703	68,337	1,220,581

Distributions to shareholders from:
Net investment income:
Institutional Shares	—	—	(16,245)	(57,714)
Net realized gains:
Institutional Shares	(6,796,491)	—	(736,502)	(1,045,970)
Investor Shares*	(374)	—	—	—

Total Distributions	(6,796,865)	—	(752,747)	(1,103,684)

Fund share transactions:
Institutional Shares
Proceeds from shares sold	46,970,095	42,102,738	3,750,240	7,088,871
Cost of shares issued on reinvestment of distributions	6,283,327	—	590,636	1,065,759
Redemption fees	2,622	6,868	106	—
Cost of shares redeemed	(12,212,013)	(38,403,511)	(1,737,193)	(1,409,539)
Investor Shares*
Proceeds from shares sold	7,188	—	—	—
Cost of shares issued on reinvestment of distributions	374	—	—	—

Net increase in net assets from Fund share transactions	41,051,593	3,706,095	2,603,789	6,745,091

Total increase in net assets	27,839,270	13,348,798	1,919,379	6,861,988
Net Assets:
Beginning of period	97,314,553	83,965,755	20,539,625	13,677,637

End of period	$125,153,823	$97,314,553	$22,459,004	$20,539,625

Accumulated net investment income/(loss)	$(560,321)	$(293,210)	$792	$—

Capital share transactions:
Institutional Shares
Shares sold	1,519,441	1,346,674	242,558	466,994
Shares reinvested	213,937	—	39,455	71,003
Shares redeemed	(401,294)	(1,322,425)	(113,477)	(91,468)

Net increase in capital shares	1,332,084	24,249	168,536	446,529

Investor Shares*
Shares sold	221	—	—	—
Shares reinvested	13	—	—	—

Net increase in capital shares	234	—	—	—

*	Operations commenced on July 7, 2015.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended December 31, 2015 (Unaudited)		For the Years Ended June 30,
			2015		2014		2013		2012	2011
Small-Cap Growth Fund — Institutional Shares
Net Asset Value — Beginning of Period	$33.43		$29.09		$23.31		$17.72		$18.40	$13.24

Investment Operations:
Net investment loss[1]	(0.08)		(0.24)		(0.22)		(0.12)		(0.15)	(0.16)
Net realized and unrealized gain/(loss) on investments	(2.16)		4.58		6.00		5.71		(0.53)	5.32

Total from investment operations	(2.24)		4.34		5.78		5.59		(0.68)	5.16

Distributions:
From net realized gains	(1.69)		—		—		—		—	—

Total distributions	(1.69)		—		—		—		—	—
Redemption fees	—	[2]	—	[2]	—	[2]	—	[2]	— [2]	—	[2]

Net Asset Value — End of Period	$29.50		$33.43		$29.09		$23.31		$17.72	$18.40

Total Return	(6.71)%	**	14.92%		24.80%		31.55%		(3.70)%	38.97%
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Including waivers/reimbursements	1.09%	*	1.20%		1.25%		1.25%		1.25%	1.25%
Excluding waivers/reimbursements	1.37%	*	1.45%		1.48%		1.59%		1.57%	1.53%
Ratio of net investment loss to average net assets	(0.50)%	*	(0.79)%		(0.82)%		(0.58)%		(0.88)%	(0.96)%
Portfolio turnover rate	100%	**	142%		115%		119%		138%	181%
Net assets at the end of period (000 omitted)	$125,147		$97,315		$83,966		$59,893		$57,643	$99,054

*	Annualized
**	Not Annualized

[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the Period Ended December 31, 2015[1] (Unaudited)

Small-Cap Growth Fund — Investor Shares
Net Asset Value — Beginning of Period	$33.18

Investment Operations:
Net investment loss[2]	(0.11)
Net realized and unrealized loss on investments	(1.92)

Total from investment operations	(2.03)

Distributions:
From net realized gains	(1.69)

Total distributions	(1.69)
Redemption fees	—	[3]

Net Asset Value — End of Period	$29.46

Total Return	(6.10)%	**
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Including waivers/reimbursements	1.34%	*
Excluding waivers/reimbursements	1.59%	*
Ratio of net investment loss to average net assets	(0.72)%	*
Portfolio turnover rate	100%	**
Net assets at the end of period (000 omitted)	$7

*	Annualized
**	Not Annualized

[1]	Operations commenced on July 7, 2015.
[2]	The net investment loss per share was calculated using the average shares outstanding method.
[3]	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total return in the table represents the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended December 31, 2015 (Unaudited)		For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Period Ended June 30, 2012[1]
Strategic Growth Fund — Institutional Shares
Net Asset Value — Beginning of Period	$15.39		$15.41	$12.80	$11.00	$10.00

Investment Operations:
Net investment income[2]	0.01		0.04	0.08	0.10	0.08
Net realized and unrealized gain on investments	0.05		1.11	3.35	1.92	0.92

Total from investment operations	0.06		1.15	3.43	2.02	1.00

Distributions:
From net investment income	(0.01)		(0.06)	(0.15)	(0.13)	—
From net realized gains	(0.50)		(1.11)	(0.67)	(0.09)	—

Total distributions	(0.51)		(1.17)	(0.82)	(0.22)	—
Redemption fees	—	[3]	—	— [3]	— [3]	—	[3]

Net Asset Value — End of Period	$14.94		$15.39	$15.41	$12.80	$11.00

Total Return	0.41%	**	7.67%	27.71%	18.55%	10.00%	**
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Including waivers/reimbursements	0.90%	*	0.90%	0.90%	0.90%	0.90%	*
Excluding waivers/reimbursements	1.84%	*	2.23%	2.79%	3.99%	4.85%	*
Ratio of net investment income to average net assets	0.16%	*	0.18%	0.58%	0.82%	1.12%	*
Portfolio turnover rate	20%	**	33%	31%	59%	27%	**
Net assets at the end of period (000 omitted)	$22,459		$20,540	$13,678	$8,665	$6,483

*	Annualized
**	Not Annualized
[1]	Operations commenced on November 1, 2011.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

1.	Description of the Funds. The Hood River Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) are each a series of The Roxbury Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment management company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Funds is June 30th.

As of December 31, 2015, the Small-Cap Growth Fund offers Institutional Shares and Investor Shares, and the Strategic Growth Fund offers Institutional Shares.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the closing asked and bid quotations in the over-the-counter market. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements. The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2015, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund

	Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$125,283,806	$125,283,806	$—	$—

Strategic Growth Fund

	Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$22,461,865	$22,461,865	$—	$—

*Common stocks and short-term investments are Level 1. Please refer to the schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ

NOTES TO FINANCIAL STATEMENTS

significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may be otherwise less liquid than publicly traded securities.

For the period ended December 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds. It is each Fund’s policy to recognize transfers at the end of the reporting period.

Federal Income Taxes. The Funds are treated as separate entities for Federal income tax purposes and intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Therefore, no Federal income tax provision has been made.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for Federal income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Security Transactions, Investment Income and Expenses. Investment security transactions are accounted for on a trade date basis. The Funds use the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses on an accrual basis. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Small-Cap Growth Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

3.	Fees and Other Transactions with Related Parties. Hood River Capital Management LLC (“Hood River”) serves as the investment adviser to the Small-Cap Growth Fund. Mar Vista Investment Partners, LLC (“Mar Vista”) serves as the investment adviser to the Strategic Growth Fund. For its services, Hood River receives a fee from the Small-Cap Growth Fund at the annual rates as follows:

% of Average Daily Net Assets
Small-Cap Growth Fund	1.00% up to $1 billion; 0.95% of next $1 billion; and 0.90% in excess of $2 billion

For its services, Mar Vista receives a fee from the Strategic Growth Fund at the annual rate of 0.75% of the Funds’ average daily net assets.

During the six month period ended December 31, 2015, advisory fees of $533,374 and $81,726 were paid to Hood River from the Small-Cap Growth Fund and to Mar Vista from the Strategic Growth Fund, respectively.

Each Fund’s adviser has contractually agreed to waive a portion of its advisory fees or reimburse for other operating expenses (excluding taxes, extraordinary expenses, acquired fund fees and expenses and brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed the following percentages of average daily net assets:

	Expense Cap	Expiration Date
Small-Cap Growth Fund Institutional Shares (effective May 18, 2015)	1.09%	December 31, 2020
Small-Cap Growth Fund Investor Shares (effective July 7, 2015)	1.34%	December 31, 2020
Strategic Growth Fund Institutional Shares (effective May 18, 2015)	0.90%	November 1, 2020

During the six month period ended December 31, 2015, Hood River waived advisory fees in the amount of $149,265 from the Small-Cap Growth Fund; Mar Vista waived advisory fees in the amount of $102,315 from the Strategic Growth Fund.

Compensation of Trustees and Officers. Effective July 1, 2015, the Funds pay each Trustee who is not an interested person of the Funds a fee of $6,000 per year plus $2,000 for each regularly scheduled Board or Committee meeting, attended in person or by telephone; $2,000 for each special Board or Committee meeting attended in person or by telephone. Each Trustee is reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at Board or Committee meetings. The Chairman of the Board and the Audit Committee Chair are each paid an additional fee of $1,000 per year. The Funds pay the Chief Compliance Officer a fee of $8,000 per year.

THE ROXBURY FUNDS

NOTES TO FINANCIAL STATEMENTS continued

4.	Other Service Providers. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) provides administrative and accounting services to the Funds pursuant to an Accounting and Administrative Services Agreement.

The Bank of New York Mellon serves as custodian to the Trust pursuant to a Custodian Services Agreement.

5.	Investment Securities Transactions. During the six month period ended December 31, 2015, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Small-Cap Growth Fund	Strategic Growth Fund
Purchases	$137,372,322	$5,890,378
Sales	103,143,502	3,974,898

6.	Redemption Fees. In accordance with the prospectus, the Small-Cap Growth Fund and the Strategic Growth Fund charge a redemption fee of 1% and 0.75%, respectively, on proceeds from shares redeemed within 60 days following their acquisition. The redemption fee is included as a separate line item under the Fund share transactions section on the Statements of Changes in Net Assets.

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid for the fiscal year ended June 30, 2015 was as follows:

	Small-Cap Growth Fund	Strategic Growth Fund
Distribution paid from:
Ordinary income	$—	$292,021
Long term capital gains	—	811,663

Total taxable distribution	$—	$1,103,684

The difference between the book basis and tax basis components of accumulated earnings are attributable to the deferral of losses on wash sales and tax treatment of short-term capital gains.

For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2015, the Small-Cap Growth Fund and the Strategic Growth Fund had no capital loss carryforwards.

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

9.	Subsequent Events.

Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued and has determined that there are no other items, except those noted above, that require disclosure.

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Records

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to each Fund’s portfolio securities is available without charge, upon request, by calling (800) 497-2960. Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2015 is available without charge, upon request, by calling (800) 497-2960. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

THE ROXBURY FUNDS

FUND EXPENSE EXAMPLES

DISCLOSURE OF FUND EXPENSES (Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you may incur transaction costs, such as redemption fees and exchange fees, and ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. Each Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s costs in two ways.

● Actual expenses. The first line of the tables below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

● Hypothetical example for comparison purposes. The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period July 1, 2015 to December 31, 2015

Expense Table

	Beginning Account Value 07/01/15	Ending Account Value 12/31/15	Annualized Expense Ratio	Expenses Paid During Period*
Hood River Small-Cap Growth Fund – Institutional Shares
Actual	$1,000.00	$932.90	1.09%	$5.30
Hypothetical 5% Return Before Expenses	1,000.00	1,019.66	1.09	5.53

	Beginning Account Value 07/07/15	Ending Account Value 12/31/15	Annualized Expense Ratio	Expenses Paid During Period**
Hood River Small-Cap Growth Fund – Investor Shares
Actual	$1,000.00	$939.00	1.34%	$6.28
Hypothetical 5% Return Before Expenses	1,000.00	1,017.70	1.34	6.80

Expense Table

	Beginning Account Value 07/01/15	Ending Account Value 12/31/15	Annualized Expense Ratio	Expenses Paid During Period*
Mar Vista Strategic Growth Fund – Institutional Shares
Actual	$1,000.00	$1,004.10	0.90%	$4.53
Hypothetical 5% Return Before Expenses	1,000.00	1,020.61	0.90	4.57

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one half-year period).
**	Expenses are equal to the Investor Shares annualized expense ratio multiplied by the average account value over the period, multiplied by 177/366 (to reflect the period since commencement of operations.) For comparative purposes, hypothetical expenses are as if the Investor Shares had been in existence from July 1, 2015, and are equal to its annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one half-year period).

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This report is not authorized for distribution unless preceded or accompanied by a prospectus for the Funds. Effective July 1, 2012, shares of The Roxbury Funds are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101. www.foreside.com.

December 15

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Roxbury Funds

By (Signature and Title)*	/s/ Jon Foust
Jon Foust, President
(principal executive officer)

Date	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jon Foust
Jon Foust, President
(principal executive officer)

Date	January 29, 2016

By (Signature and Title)*	/s/ Brooke Clements
Brooke Clements, Treasurer
(principal financial officer)

Date	January 29, 2016

* Print the name and title of each signing officer under his or her signature.